UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RiverNorth Capital Management, Inc.
          ---------------------------------
Address:  325 N. LaSalle Street
          ---------------------------------
          Suite 645
          ---------------------------------
          Chicago, IL 60654
          ---------------------------------


13F File Number:  28-13256
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan M. Mohrhardt
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 840-9012
        ---------------------------------------------------

Signature, Place, and Date of Signing:

   /s/Jonathan M. Mohrhardt    Chicago, IL             November 4, 2009
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                            ---------------------
Form 13F Information Table Entry Total:                        70
                                            ---------------------
Form 13F Information Table Value Total:                   228,060
                                            ---------------------
                                                       (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                       2

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
                                                   FORM 13F INFORMATION TABLE
     COLUMN 1       COLUMN 2           COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                    TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER       CLASS              CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS    SOLE   SHARED   NONE
------------------  ---------         ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ------
AFFILIATED MANAGERS
 GROUP              COM               008252108     787     12,100    SH            SOLE                12,100
ASA LIMITED         COM               G3156P103   6,751     89,068    SH            SOLE                89,068
BARCLAYS BK PLC     IPATH SHRT ETN    06740C527   4,383     87,670    SH            SOLE                87,670
BLACKROCK CA MUN
 INCOME TR I        COM               09249S100     259     18,900    SH            SOLE                18,900
BLACKROCK INSD MUN
 TERM TR I          COM               092474105     171     16,453    SH            SOLE                16,453
BLUE CHIP VALUE
 FD INC             COM               095333100     691    225,897    SH            SOLE               225,897
BOULDER GROWTH &
 INCOME FD I        COM               101507101   3,437    612,596    SH            SOLE               612,596
BOULDER TOTAL
 RETURN FD INC      COM               101541100     472     39,280    SH            SOLE                39,280
CENTRAL EUROPE AND
 RUSSIA FD          COM               153436100   2,548     78,441    SH            SOLE                78,441
CHINA FD INC.       COM               169373107   2,598    107,561    SH            SOLE               107,561
CLAYMORE DIVID &
 INCOME FD          COM               18385J105   2,617    187,446    SH            SOLE               187,446
CLOUGH GLOBAL
 EQUITY FD          COM               18914C100   5,046    363,795    SH            SOLE               363,795
CLOUGH GLOBAL
 OPPORTUNITIES      SH BEN INT        18914E106  12,282    968,636    SH            SOLE               968,636
DCA TOTAL
 RETURN FD          COM               233066109     142     72,427    SH            SOLE                72,427
DCW TOTAL RETURN
 FD                 COM               23317C103      87     20,990    SH            SOLE                20,990
DIAMOND HILL FINL
 TRNDS FD I         COM               25264C101     833    107,508    SH            SOLE               107,508
DWS DREMAN VAL
 INCOME EDGE F      COM NEW           23339M204   6,645    594,360    SH            SOLE               594,360
DWS GLOBAL
 COMMODITIES
 STK F              COM               23338Y100     699     88,785    SH            SOLE                88,785
DWS RREEF REAL
 ESTATE FD II       COM               23338X102     955  1,093,176    SH            SOLE             1,093,176
EAGLE CAP GROWTH
FD INC              COM               269451100     287     46,934    SH            SOLE                46,934
EATON VANCE SR
 INCOME TR          SH BEN INT        27826S103   1,743    313,508    SH            SOLE               313,508
FIRST OPPORTUNITY
 FD INC             COM               33587T108     275     43,000    SH            SOLE                43,000
FIRST TR/FOUR CRNRS
 SR FLT R           COM SHS           33733Q107   1,063     92,746    SH            SOLE                92,746
FIRST TR/FOUR CRNRS
 SR FLOAT           COM               33733U108   7,827    706,368    SH            SOLE               706,368
GABELLI CONV &
 INCOME SECS F      CONV SECS FD      36240B109     440     77,352    SH            SOLE                77,352
GABELLI DIVD &
 INCOME TR          COM               36242H104     986     79,555    SH            SOLE                79,555
GABELLI GLB GLD NAT
 RES & IN           COM SHS BN INT    36244N109   1,016     65,648    SH            SOLE                65,648
GENERAL AMERN INVS
 INC.               COM               368802104   1,627     68,375    SH            SOLE                68,375
H&Q LIFE SCIENCES
 INVS               SH BEN INT        404053100     899     97,366    SH            SOLE                97,366
HIGHLAND CR
 STRATEGIES FD      COM               43005Q107   5,829    917,898    SH            SOLE               917,898

                                                   FORM 13F INFORMATION TABLE
     COLUMN 1       COLUMN 2           COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                    TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER       CLASS              CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS    SOLE   SHARED   NONE
------------------  ---------         ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ------
ING PRIME RATE TR   SH BEN INT        44977W106     724    146,066    SH            SOLE               146,066
INSURED MUN INCOME
 FD                 COM               45809F104   2,110    149,250    SH            SOLE               149,250
ISHARES TR          S&P NTL AMTFREE   464288414   1,330     12,567    SH            SOLE                12,567
ISHARES TR          HIGH YLD CORP     464288513     345      4,000    SH            SOLE                 4,000
ISHARES TR INDEX    MSCI EMERG MKT    464287234   6,725    172,839    SH            SOLE               172,839
ISHARES TR INDEX    BARCLYS TIPS BD   464287176   5,566     54,100    SH            SOLE                54,100
ISHARES TR INDEX    RUSSELL1000GRW    464287614   4,277     92,354    SH            SOLE                92,354
ISHARES TR INDEX    IBOXX INV CPBD    464287242   3,445     32,294    SH            SOLE                32,294
LEGG MASON INC      COM               524901105     364     11,736    SH            SOLE                11,736
LIBERTY ALL STAR
 EQUITY FD          SH BEN INT        530158104  10,422  2,463,890    SH            SOLE             2,463,890
LIBERTY ALL-STAR
 GROWTH FD I        COM               529900102     525    166,268    SH            SOLE               166,268
LMP CAP & INCOME
 FD INC             COM               50208A102   8,575    893,189    SH            SOLE               893,189
LMP CORPORATE LN
 FD INC             COM               50208B100   1,791    184,276    SH            SOLE               184,276
MACQUARIE GLBL
 INFRA TOTL RE      COM               55608D101   2,811    186,388    SH            SOLE               186,388
MADISON CLAYMORE
 CALL & EQTY        COM               556582104     119     14,370    SH            SOLE                14,370
MBIA CAP CLAYMORE
 MNG DUR IN         COM               55266X100     897     67,848    SH            SOLE                67,848
MORGAN STANLEY
 CHINA A SH FD      COM               617468103   7,282    226,234    SH            SOLE               226,234
MORGAN STANLEY
 EMERG MKT DOM      COM               617477104   3,633    256,537    SH            SOLE               256,537
NEUBERGER BERMAN
 DIV ADVANT         COM               64127J102     500     51,543    SH            SOLE                51,543
NFJ DIVID INT &
 PREM STRTGY        COM SHS           65337H109  18,585  1,386,957    SH            SOLE             1,386,957
NUVEEN FLA INVT
 QUALITY MUN        COM               670970102     624     47,928    SH            SOLE                47,928
NUVEEN FLA QUALITY
 INCOME MU          COM               670978105     729     54,820    SH            SOLE                54,820
NUVEEN FLOATING
 RATE INCOME        COM               67072T108   3,090    326,597    SH            SOLE               326,597
NUVEEN FLTNG RTE
 INCM OPP FD        COM SHS           6706EN100     247     25,987    SH            SOLE                25,987
NUVEEN INSD FLA
 PREM INCOME        COM               67101V108     334     24,540    SH            SOLE                24,540
NUVEEN MULTI
 STRAT INC & GR     COM               67073B106   6,215    899,438    SH            SOLE               899,438
NUVEEN MULTI
 STRAT INC GR FD    COM SHS           67073D102  10,266  1,423,892    SH            SOLE             1,423,892
POWERSHARES
 ETF TRUST          FTSE RAFI 1000    73935X583   6,506    138,337    SH            SOLE               138,337
PROSHARES TR        PSHS ULTSH 20YRS  74347R297   6,666    151,455    SH            SOLE               151,455


                                                   FORM 13F INFORMATION TABLE
     COLUMN 1       COLUMN 2           COLUMN 3   COLUMN 4     COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                    TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER       CLASS              CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS    SOLE   SHARED   NONE
------------------  ---------         ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ------

PROSHARES TR        PSHS REAL ESTAT   74347R552     368    38,000     SH            SOLE                38,000
PUTNAM MUN
 OPPORTUNITIES TR   SH BEN INT        746922103     649    56,515     SH            SOLE                56,515
RIVUS BOND FUND     COM               769667106     247    15,369     SH            SOLE                15,369
ROYCE MICRO-CAP
 TR INC             COM               780915104     168     22,980    SH            SOLE                22,980
ROYCE VALUE TR INC  COM               780910105  15,801  1,529,058    SH            SOLE             1,529,058
RYDEX ETF TRUST     TOP 50 ETF        78355W205   1,946     24,555    SH            SOLE                24,555
SPDR SERIES TRUST   BARCLY CNV ETF    78464A359   3,914    108,000    SH            SOLE               108,000
SUNAMERICA FCSED
 ALPHA GRW F        COM               867037103   7,293    604,243    SH            SOLE               604,243
SUNAMERICA FOCUSE
 ALPHA LC F         COM               867038101   1,278    105,446    SH            SOLE               105,446
TCW STRATEGIC INCOME
 FUND IN            COM               872340104   5,501  1,300,506    SH            SOLE             1,300,506
WESTERN ASSET CLYM
 INFL OPP           COM               95766R104   2,798    235,285    SH            SOLE               235,285
TOTAL                                           228,060